Share Based Payments (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted Average exercise price (cents)
Outstanding at 1 January	$ 107	$ 125	$ 90
Granted		104	216
Forfeited	(152)	(219)	(20)
Outstanding at 31 December	113	107	125
Exercisable at 31 December	$ 67	$ 50	$ 57
Options ('000)
Outstanding at 1 January	18,617	10,717	12,449
Granted		9,500	668
Forfeited	(2,238)	(1,600)	(2,400)
Outstanding at 31 December	16,379	18,617	10,717
Exercisable at 31 December	5,521	5,236	5,011